Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2019	2018	2017
Dividends from bank subsidiaries	$3,209	$3,874	$1,405
Dividends from nonbank subsidiaries	2,075	1,869	382
Interest revenue from bank subsidiaries	4	13	25
Interest revenue from nonbank subsidiaries	153	200	171
(Loss) gain on securities held for sale	(11)	1	—
Other revenue	39	36	67
Total revenue	5,469	5,993	2,050
Interest expense (including, $64, $59, $73, to subsidiaries, respectively)	941	658	663
Other expense	197	439	254
Total expense	1,138	1,097	917
Income before income taxes and equity in undistributed net income of subsidiaries	4,331	4,896	1,133
(Benefit) for income taxes	(208)	(165)	(526)
Equity in undistributed net income:
Bank subsidiaries	(139)	(508)	1,524
Nonbank subsidiaries	41	(287)	907
Net income	4,441	4,266	4,090
Preferred stock dividends	(169)	(169)	(175)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$4,272	$4,097	$3,915

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2019	2018
Assets:
Cash and due from banks	$345	$909
Securities	8	27
Investment in and advances to subsidiaries and associated companies:
Banks	32,511	31,285
Other	36,948	37,986
Subtotal	69,459	69,271
Corporate-owned life insurance	773	761
Other assets	319	740
Total assets	$70,904	$71,708
Liabilities:
Deferred compensation	$455	$445
Affiliate borrowings	1,500	1,616
Other liabilities	1,631	1,246
Long-term debt	25,835	27,763
Total liabilities	29,421	31,070
Shareholders’ equity	41,483	40,638
Total liabilities and shareholders’ equity	$70,904	$71,708

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2019	2018	2017
Operating activities:
Net income	$4,441	$4,266	$4,090
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries	98	795	(2,431)
Change in accrued interest receivable	(12)	27	(6)
Change in accrued interest payable	(17)	29	42
Change in taxes payable (a)	331	224	(600)
Other, net	(107)	(257)	38
Net cash provided by operating activities	4,734	5,084	1,133
Investing activities:
Purchases of securities	—	—	(991)
Proceeds from sales of securities	—	13	2,729
Change in loans	—	—	7
Acquisitions of, investments in, and advances to subsidiaries (b)	1,495	(53)	(7,208)
Other, net	—	1	—
Net cash provided by (used for) investing activities	1,495	(39)	(5,463)
Financing activities:
Proceeds from issuance of long-term debt	1,745	4,144	4,738
Repayments of long-term debt	(4,250)	(3,650)	(997)
Change in advances from subsidiaries	242	(1,561)	(3,930)
Issuance of common stock	86	120	465
Treasury stock acquired	(3,327)	(3,269)	(2,686)
Cash dividends paid	(1,289)	(1,221)	(1,076)
Net cash (used for) financing activities	(6,793)	(5,437)	(3,486)
Change in cash and due from banks	(564)	(392)	(7,816)
Cash and due from banks at beginning of year	909	1,301	9,117
Cash and due from banks at end of year	$345	$909	$1,301
Supplemental disclosures
Interest paid	$958	$629	$705
Income taxes paid	2	12	61
Income taxes refunded	—	7	15

(a)	Includes payments received from subsidiaries for taxes of $823 million in 2019, $837 million in 2018 and $189 million in 2017.
(b)
Includes $2,139 million of cash outflows, net of $3,634 million of cash inflows in 2019, $2,807 million of cash outflows, net of $2,754 million of cash inflows in 2018 and $10,296 million of cash outflows, net of $3,088 million of cash inflows in 2017.